ALLIANCE GREATER CHINA '97 FUND

SEMI-ANNUAL REPORT
JANUARY 31, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                          ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

March 22, 1999

Dear Shareholder:

We are pleased to report on our performance, outlook and investment strategy for Alliance Greater China '97 Fund (the Fund) for the period ended January 31, 1999.


INVESTMENT RESULTS
The following table provides performance data for the Fund during the six- and 12-month periods ended January 31, 1999. For comparison, we have also included performance results for the Lipper China Region Funds Average (Lipper Average). For reference, the table also shows performance data for three Morgan Stanley Capital International (MSCI) indices including the China Free, Hong Kong and Taiwan indices. Since the performance for each MSCI index represents issues located only in a single country, these indices should not be used to compare the performance data of your Fund, as your Fund's investments are diversified into all three countries.

As shown, your Fund significantly outperformed the Lipper Average during the six- and 12-month periods due to our overweighting Hong Kong-based companies at the expense of China and Taiwan. In addition, the Fund has switched more aggressively into interest-rate sensitive sectors, such as property and banking in Hong Kong, as rates started to trend down.

INVESTMENT RESULTS*
Periods Ended January 31, 1999

                                  TOTAL RETURNS
                             6 MONTHS      12 MONTHS
                             --------      ---------
ALLIANCE GREATER
  CHINA '97 FUND
  Class A                      22.52%          0.34%
  Class B                      22.20%         -0.34%
  Class C                      21.99%         -0.68%

MSCI CHINA FREE INDEX         -12.25%        -38.67%

MSCI HONG KONG INDEX           32.53%          5.29%

MSCI TAIWAN INDEX              -6.26%        -18.60%

LIPPER CHINA REGION
  FUNDS AVERAGE                 9.37%        -10.60%


* THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS AND ARE BASED ON THE NET ASSET VALUE AS OF JANUARY 31, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE MSCI CHINA INDEX, THE MSCI HONG KONG INDEX, AND THE MSCI TAIWAN INDEX ARE MARKET CAPITALIZATION-WEIGHTED INDICES OF COMPANIES LOCATED IN THEIR RESPECTIVE COUNTRIES, AND ARE RESPECTIVELY COMPRISED OF 37, 34, AND 77 COMPANIES AS OF JANUARY 31, 1999. THE LIPPER CHINA REGION FUNDS AVERAGE REPRESENTS FUNDS THAT INVEST IN EQUITY SECURITIES WHOSE PRIMARY TRADING MARKETS OR OPERATIONS ARE CONCENTRATED IN THE CHINA REGION OR IN A SINGLE COUNTRY WITHIN THIS REGION. THESE FUNDS HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO YOUR FUND, ALTHOUGH INVESTMENT POLICIES FOR THE VARIOUS FUNDS MAY DIFFER. FOR THE SIX- AND 12-MONTH PERIODS, THE LIPPER AVERAGE INCLUDED 26 AND 20 FUNDS, RESPECTIVELY. ALL COMPARATIVE INDICES ARE UNMANAGED AND REFLECT NO FEES OR EXPENSES. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX OR AN AVERAGE.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


MARKET REVIEW
During the 12 months ended January 31, 1999, the macro environment in Asia remained volatile as the Russian debt default and the collapse of Long Term Capital Management's hedge fund sent shock waves through global equity markets. Sentiment in the emerging universe was further dampened by the Brazilian real devaluation. However, investors concluded that the global central bank interventions in lowering interest rates will most likely prevent a deflationary bust, and hence global equity markets rebounded quickly from the summer lows. Within the Greater China region, the Hong Kong stock market rebounded sharply following the government's intervention in the stock and futures markets, and selling pressure also subsided due to the unwinding of hedge funds. The Chinese and Taiwanese stock markets remained depressed as investors remained concerned about the short-term economic outlook.


1


                                                ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

ECONOMIC REVIEW AND OUTLOOK
The Chinese economy recorded a provisional 7.8% gross domestic product (GDP) growth rate for 1998, which is in line with the official target of 8%. The preliminary target set for 1999 GDP growth is 7%. Regarding exchange rate policy, China is committed to maintaining a stable renminbi unless there is a massive deterioration in the current account and balance of payments. China will also continue its economic reform in both the banking sector and in state owned enterprises.

The Hong Kong economy continued to adjust to the Asian contagion, and third quarter 1998 GDP declined due to weak consumer demand and trade performance. With U.S. rates falling, and the new measures introduced in the money market by the Hong Kong Monetary Authority, local interest rates have started to trend downward and there should be room for rates to gradually decline over 1999. This is positive for the property sector, which is a key component of the Hong Kong economy.

In Taiwan, the economy began to feel the impact of the regional slowdown, as reflected by some corporate failures and a relatively small-scale banking sector problem. The economy only grew 3.7% year-on-year in the fourth quarter of 1998, the lowest since the third quarter of 1990, and calendar 1998 GDP growth was 4.8%. The slowdown was mainly due to declines in private investment and exports. The 1999 growth outlook for Taiwan should be flat, as the government will try to boost the infrastructure spending to cushion the economic slowdown. The KMT victory at the December '98 local election also removed political uncertainly in the short term.


FUND STRATEGY
The Fund's strategy will continue to focus on those companies with strong financial strength and leading market positions as the economic adjustment in Asia continues. In Hong Kong, the outlook for the property and banking sectors should gradually improve due to a more stable interest rate environment. Infrastructure development should remain the focus of China's growth, and selected consumer plays should also benefit as private consumption recovers. In Taiwan, the growing electronic companies should continue to benefit from global outsourcing.

Thank you for your continued interest in Alliance Greater China '97 Fund. We look forward to reporting to you on market activity and your Fund's investment results in the coming periods.

Sincerely,


John D. Carifa
Chairman and President


Matthew Lee
Portfolio Manager


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES               ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

Alliance Greater China '97 Fund is a non-diversified management investment company that seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities issued by Greater China companies.


INVESTMENT RESULTS

NAV AND SEC TOTAL RETURNS AS OF JANUARY 31, 1999

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       0.34%         -3.89%
Since Inception*             -30.56%        -32.65%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      -0.34%         -4.32%
Since Inception*             -31.03%        -32.49%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      -0.68%         -1.67%
Since Inception*             -31.11%        -31.11%

SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 1998)

                              CLASS A        CLASS B        CLASS C
1 Year                        -11.98%        -12.36%         -9.89%
Since Inception*              -29.21%        -29.00%        -27.45%


The Fund's investment results represent total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/3/97, all share classes.


3


TEN LARGEST HOLDINGS
JANUARY 31, 1999 (UNAUDITED)                    ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                        U.S. $ VALUE       NET ASSETS
-------------------------------------------------------------------------------
Cheung Kong Holdings, Ltd.--The company
  is involved in property development and
  investment, infrastructure and related
  businesses.                                  $  243,909             9.5%
HSBC Holdings Plc.--The company provides
  financial services that include corporate
  and retail banking, private and investment
  banking, and insurance.                         239,727             9.3
Hutchison Whampoa, Ltd.--The company has
  diverse operations including property
  investment and development, port services,
  retail, manufacturing, finance, investment
  and other services.                             198,741             7.7
China Telecom (Hong Kong), Ltd.--The company
  provides cellular telecommunications
  services in the People's Republic
  of China.                                       170,968             6.7
China Resources Enterprise, Ltd.--A holding
  company whose subsidiaries develop and
  invest in real estate and infrastructural
  projects, provide cold storage services,
  manufacture beer products and office
  furniture.                                      145,571             5.7
Hang Seng Bank, Ltd.--The company provides
  financial services and commercial banking
  in Hong Kong, the United States, and the
  People's Republic of China.                     125,342             4.9
CLP Holdings, Ltd.--The company provides
  electricity to Hong Kong and the People's
  Republic of China.                              113,243             4.4
Dao Heng Bank Group, Ltd.--An investment
  holding company whose principle activities
  include commercial banking, trustee and
  nominee services.                               110,920             4.3
New World Development Co., Ltd.--A holding
  company whose subsidiaries are involved in
  property development and investment, as
  well as hotel operations, construction and
  civil engineering activities, and other
  investments.                                    107,888             4.2
Henderson Land Development Co., Ltd.--A
  holding company whose subsidiaries are
  involved in property development and
  investment, project management,
  construction, property management,
  finance and investment holding.                 107,436             4.2
                                               $1,563,745            60.9%


4


INDUSTRY DIVERSIFICATION
JANUARY 31, 1999 (UNAUDITED)                    ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

                                                                  PERCENT OF
                                             U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Banking                                        $  476,036            18.5%
Capital Goods                                      83,045             3.2
Consumer Manufacturing                             30,353             1.2
Consumer Staples                                  272,610            10.6
Finance                                           620,418            24.2
Multi Industry                                    433,268            16.9
Technology                                        133,382             5.2
Transportation                                     44,136             1.7
Utilities                                         385,224            15.0
Total Investments                               2,478,472            96.5
Cash and receivables, net of liabilities           89,142             3.5
Net Assets                                     $2,567,614           100.0%


5


PORTFOLIO OF INVESTMENTS
JANUARY 31, 1999 (UNAUDITED)                    ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________


COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-96.5%
HONG KONG-89.2%
Cheung Kong Holdings, Ltd.                       35,000     $    243,909
Cheung Kong Infrastructure Holdings, Ltd.        45,000           83,045
China Foods Holdings, Ltd.                      150,000           27,295
China Resources Enterprise, Ltd.                120,000          145,571
China Telecom (Hong Kong), Ltd. (a)              96,000          170,968
CLP Holdings, Ltd.                               25,000          113,243
Dah Sing Financial Group, Ltd.                   20,000           37,554
Dao Heng Bank Group, Ltd.                        45,000          110,920
Guangdong Kelon Electrical
  Holdings Co., Ltd. 'H' shares                  42,000           30,353
Hang Seng Bank, Ltd.                             15,000          125,342
Henderson Land Development Co., Ltd.             25,000          107,436
Hengan International Group Co., Ltd. (a)        300,000          107,436
HKR International, Ltd.                          44,800           24,572
Hong Kong & China Gas Co., Ltd.                  20,000           23,229
Hong Kong Telecommunications, Ltd.               48,000           77,741
HSBC Holdings Plc.                                9,600          239,727
Hutchison Whampoa, Ltd.                          28,000          198,741
Legend Holdings, Ltd.                           100,000           39,361
New World Development Co., Ltd.                  55,000          107,888
Ng Fung Hong, Ltd.                               96,000           73,095
Shum Yip Investment, Ltd.                       250,000           42,910
Sino Land Co., Ltd.                             150,000           73,076
Swire Pacific, Ltd.                               5,000           21,423
Wharf Holdings, Ltd.                             18,000           20,674
Zhejiang Expressway Co., Ltd. Cl. H             300,000           44,136
                                                             ------------
                                                               2,289,645

PEOPLE'S REPUBLIC OF CHINA-2.5%
Yantai Changyu Pioneer Wine
  Co., Ltd. Cl. B (a)                           200,000           64,784

TAIWAN-4.8%
D-Link Corp.                                      8,000           14,854
Giga-Byte Technology Co., Ltd. (a)                3,280           21,315
Hon Hai Precision Industry Co., Ltd.              5,600           29,980
Siliconware Precision Industries Co. (a)          9,000           16,850
Synnex Technology International Corp. (a)         4,000           14,854
Taiwan Semiconductor Manufacturing
  Co., Ltd.                                      10,000           26,149
                                                             ------------
                                                                 124,002

WARRANTS-0.0%
Hong Kong & China Gas
  Warrants, expiring 9/30/99 (a)                  1,000               41

TOTAL INVESTMENTS-96.5%
  (cost $2,635,521)                                            2,478,472
Other assets less liabilities-3.5%                                89,142

NET ASSETS-100%                                             $  2,567,614


(a)  Non-income producing security.

     See notes to financial statements.


6


STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1999 (UNAUDITED)                    ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $2,635,521)           $  2,478,472
  Cash, at value (cost $108,394)                                       108,393
  Deferred organization expenses                                       238,383
  Receivable for capital stock sold                                    201,366
  Receivable from Adviser                                               20,085
  Total assets                                                       3,046,699

LIABILITIES
  Organizational expense payable                                       326,500
  Payable for capital stock redeemed                                    14,658
  Distribution fee payable                                               1,868
  Accrued expenses                                                     136,059
  Total liabilities                                                    479,085

NET ASSETS                                                        $  2,567,614

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $        435
  Additional paid-in capital                                         4,207,797
  Distributions in excess of net investment income                      (1,874)
  Accumulated net realized loss on investments and foreign
  currency transactions                                             (1,481,694)
  Net unrealized depreciation of investments and foreign
  currency denominated assets and liabilities                         (157,050)
                                                                  $  2,567,614

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
  ($586,582 / 98,974 shares of beneficial interest
  issued and outstanding)                                                $5.93
  Sales Charge--4.25% of public offering price                             .26
  Maximum offering price                                                 $6.19

  CLASS B SHARES
  Net asset value and offering price per share
  ($1,815,954 / 308,437 shares of beneficial interest
  issued and outstanding)                                                $5.89

  CLASS C SHARES
  Net asset value and offering price per share
  ($84,717 / 14,397 shares of beneficial interest
  issued and outstanding)                                                $5.88

  ADVISOR CLASS SHARES
  Net asset value, redemption, and offering price per share
  ($80,361 / 13,504 shares of beneficial interest
  issued and outstanding)                                                $5.95


See notes to financial statements.


7


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)

                                                ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $645)                                      $     35,759
  Interest                                               1,928    $     37,687

EXPENSES
  Advisory fee                                                          12,554
  Distribution fee - Class A                                               760
  Distribution fee - Class B                                             9,058
  Distribution fee - Class C                                               571
  Administrative                                                        63,500
  Custodian                                                             49,214
  Audit and legal                                                       34,326
  Amortization of organizational expenses                               31,555
  Registration                                                          15,412
  Printing                                                              11,813
  Transfer agency                                                       10,647
  Directors fees                                                         5,200
  Miscellaneous                                                          1,448
  Total expenses                                                       246,058
  Less: expenses waived and reimbursed by
    the Adviser (see Note B)                                          (207,820)
  Less: expense offset arrangement
    (see Note B)                                                          (231)
  Net expenses                                                          38,007
  Net investment loss                                                     (320)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net realized loss on investment transactions                        (610,319)
  Net realized gain on foreign currency
    transactions                                                         1,631
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                                                      1,071,683
    Foreign currency denominated assets and
    liabilities                                                             (5)
  Net gain on investments and foreign currency
    transactions                                                       462,990

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $    462,670


See notes to financial statements.


8


STATEMENT OF CHANGES IN NET ASSETS              ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

                                             SIX MONTHS ENDED     SEPT. 3, 1997*
                                             JANUARY 31, 1999          TO
                                               (UNAUDITED)        JULY 31, 1998
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                 $     (320)          $   18,810
  Net realized loss on investments and
    foreign currency transactions                (608,688)            (877,930)
  Net change in unrealized appreciation
    (depreciation) of investments and
    foreign currency denominated assets
    and liabilities                             1,071,678           (1,228,728)
  Net increase (decrease) in net assets
    from operations                               462,670           (2,087,848)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
  Class A                                              -0-              (5,303)
  Class B                                              -0-             (10,749)
  Class C                                              -0-                (619)
  Advisor Class                                        -0-                (714)
  Distributions in excess of net
    investment income
  Class B                                              -0-              (1,442)
  Class C                                              -0-                (191)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                         (53,526)           4,165,036
  Total increase                                  409,144            2,058,170

NET ASSETS
  Beginning of period                           2,158,470              100,300
  End of period                               $ 2,567,614          $ 2,158,470


*    Commencement of operations.

     See notes to financial statements.


9


NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1999 (UNAUDITED)                    ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Greater China '97 Fund, Inc. (the "Fund") was organized as a Maryland corporation on April 30, 1997 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $326,500 have been deferred and are being amortized on a straight-line basis through August 2002.

3. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.


10


                                                ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares (Advisor Class shares also have no distribution fees).

6. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. ("the Adviser") a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to voluntarily waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis 2.50%, 3.20%, 3.20%, and 2.20% of average net assets, respectively, for the Class A, Class B, Class C and Advisor Class shares. For the six months ended January 31, 1999, such waiver of management fees, amounted to $141,320 and the waiver of the cost of certain legal and accounting services provided to the Fund by the Adviser amounted to $63,500.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended January 31, 1999, the Transfer Agent voluntarily waived all of its fees under the Agreement which amounted to $3,000.

In addition, for the six months ended January 31, 1999, the Fund's expenses were reduced by $231 under an expense offset arrangement with Alliance Fund Services. Transfer agency fees reported in the statement of operations exclude these credits.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $386 from the sale of Class A shares and $9,724 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the six months ended January 31, 1999.

Brokerage commissions paid on investment transactions for the six months ended January 31, 1999 amounted to $10,691, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor DLJ directly.


11


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $787,938 and $28,675 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $1,136,564 and $1,300,933, respectively, for the six months ended January 31, 1999. There were no purchases or sales of U.S. government or government agency obligations for the six months ended January 31, 1999.

At January 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $210,046 and gross unrealized depreciation of investments was $367,095 resulting in net unrealized depreciation of $157,049 (excluding foreign currency transactions).

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts for investment purposes and to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward exchange currency contracts outstanding at January 31, 1999.


12


                                                ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:


                               SHARES                         AMOUNT
                  -----------------------------  ------------------------------
                  SIX MONTHS ENDED SEP. 3, 1997* SIX MONTHS ENDED SEP. 3, 1997*
                   JAN. 31, 1999       TO         JAN. 31, 1999        TO
                    (UNAUDITED)    JULY 31, 1998   (UNAUDITED)    JULY 31, 1998
                   --------------  ------------  --------------  --------------
CLASS A
Shares sold               39,713       112,520       $ 262,815     $   971,684
Shares issued in
  reinvestment of
  dividends                   -0-          502              -0-          3,613
Shares redeemed          (32,799)      (20,972)       (196,180)       (132,177)
Net increase               6,914        92,050       $  66,635      $  843,120

CLASS B
Shares sold               53,127       398,593       $ 297,078      $3,556,766
Shares issued in
  reinvestment of
  dividends and
  distributions               -0-        1,205              -0-          8,686
Shares redeemed          (66,331)      (78,167)       (379,383)       (463,301)
Net increase
  (decrease)             (13,204)      321,631       $ (82,305)    $ 3,102,151

CLASS C
Shares sold                  564        21,183       $   3,742     $   201,955
Shares issued in
  reinvestment of
  dividends and
  distributions               -0-           84              -0-            604
Shares redeemed           (7,276)         (168)        (46,737)         (1,054)
Net increase
  (decrease)              (6,712)       21,099       $ (42,995)      $ 201,505

ADVISOR CLASS
Shares sold                1,183         2,622       $   5,293       $  20,507
Shares issued in
  reinvestment of
  dividends                   -0-            9              -0-             64
Shares redeemed              (31)         (279)           (154)         (2,311)
Net increase               1,152         2,352       $   5,139       $  18,260


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 1999.


*    Commencement of operations.


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

NOTE G: CONCENTRATION OF RISK
Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies.


14


FINANCIAL HIGHLIGHTS                            ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                      CLASS A
                                        ------------------------------

                                         SIX MONTHS ENDED  SEPTEMBER 3,
                                             JANUARY 31,     1997(A)
                                                1999           TO
                                            (UNAUDITED)   JULY 31, 1998
                                         --------------- -------------
Net asset value, beginning of period           $4.84       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .01          .08
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  1.08        (5.18)
Net increase (decrease) in net asset
  value from operations                         1.09        (5.10)

LESS: DIVIDENDS
Dividends from net investment
  income                                         .00         (.06)
Net asset value, end of period                 $5.93        $4.84

TOTAL RETURN
Total investment return based on net
  asset value (d)                              22.52%      (51.20)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $587         $445
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements (e)(f)                       2.52%        2.52%
  Expenses, before waivers/
    reimbursements (e)                         19.76%       18.27%
  Net investment income (e)                      .43%        1.20%
Portfolio turnover rate                           47%          58%


See footnote summary on page 18.


15


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                      CLASS B
                                        ------------------------------
                                         SIX MONTHS ENDED  SEPTEMBER 3,
                                           JANUARY 31,        1997(A)
                                                1999           TO
                                            (UNAUDITED)   JULY 31, 1998
                                         ---------------  -------------
Net asset value, beginning of period           $4.82       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)(c)             (.01)         .03
Net realized and unrealized (gain)
  loss on investments and foreign
  currency transactions                         1.08        (5.17)
Net increase (decrease) in net asset
  value from operations                         1.07        (5.14)

LESS: DIVIDENDS
Dividends from net investment income             .00         (.03)
Distributions in excess of net
  investment income                              .00         (.01)
Total dividends                                  .00         (.04)
Net asset value, end of period                 $5.89        $4.82

TOTAL RETURN
Total investment return based on
  net asset value (d)                          22.20%      (51.53)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $1,816       $1,551
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements (e)(f)                       3.22%        3.22%
  Expenses, before waivers/
    reimbursements (e)                         19.67%       19.18%
  Net investment income (e)                     (.19)%        .53%
Portfolio turnover rate                           47%          58%


See footnote summary on page 18.


16


                                                ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                     CLASS C
                                        ------------------------------
                                        SIX MONTHS ENDED  SEPTEMBER 3,
                                           JANUARY 31,      1997(A)
                                               1999           TO
                                            (UNAUDITED)  JULY 31, 1998
                                          -------------  -------------
Net asset value, beginning of period           $4.82       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .00          .03
Net realized and unrealized gain (loss)
  on investments and foreign
  currency transactions                         1.06        (5.17)
Net increase (decrease) in net asset
  value from operations                         1.06        (5.14)

LESS: DIVIDENDS
Dividends from net investment income             .00         (.03)
Distributions in excess of net
  investment income                              .00         (.01)
Total dividends                                  .00         (.04)
Net asset value, end of period                 $5.88        $4.82

TOTAL RETURN
Total investment return based on
  net asset value (d)                          21.99%      (51.53)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)        $85         $102
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements (e)(f)                       3.22%        3.22%
  Expenses, before waivers/
    reimbursements (e)                         18.33%       19.37%
  Net investment income (e)                     (.08)%        .50%
Portfolio turnover rate                           47%          58%


See footnote summary on page 18.


17


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                              ADVISOR CLASS
                                        ------------------------------
                                        SIX MONTHS ENDED  SEPTEMBER 3,
                                             JANUARY 31,     1997(A)
                                                1999           TO
                                            (UNAUDITED)  JULY 31, 1998
                                        ---------------  -------------
Net asset value, beginning of period           $4.85       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .02          .10
Net realized and unrealized gain (loss)
  on investments and foreign
  currency transactions                         1.08        (5.18)
Net increase (decrease) in net
  asset value from operations                   1.10        (5.08)

LESS: DIVIDENDS
Dividends from net investment income             .00         (.07)
Net asset value, end of period                 $5.95        $4.85

TOTAL RETURN
Total investment return based on
  net asset value (d)                          22.68%      (51.06)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)        $80          $60
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements (e)(f)                       2.22%        2.22%
  Expenses, before waivers/
    reimbursements (e)                         18.71%       18.13%
  Net investment income (e)                      .81%        1.51%
Portfolio turnover rate                           47%          58%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For periods shown below, the net expense ratios were as follows:

                             SIX MONTHS     SEPTEMBER 3,
                                ENDED          1997
                             JANUARY 31,        TO
                                1999       JULY 31, 1998
                             -----------   -------------
Class A                         2.50%          2.50%
Class B                         3.20%          3.20%
Class C                         3.20%          3.20%
Advisor Class                   2.20%          2.20%


18


                                                ALLIANCE GREATER CHINA '97 FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
DAVID H. DIEVLER (1)
WILLIAM H. FOULK, JR. (1)
TAK-LUNG TSIM

OFFICERS
MATTHEW W. S. LEE, CHIEF INVESTMENT OFFICER
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
MAMURO YAMAOKA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY10019


(1)  Member of the Audit Committee


19


ALLIANCE GREATER CHINA '97 FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GCFSR